OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
The minimum contractual future rentals under non-cancellable leases represent revenues to be recognized on a straight line basis for each of the following periods, as of June 30, 2019:

Year ending December 31, (in thousands of $)	Total
2019(1)	145,524
2020	222,189
2021	214,075
2022	214,075
2023 and thereafter	269,310
Total	1,065,173
(1) For the six months ending December 31, 2019.

Operating Lease, Lease Income
The components of operating lease income were as follows:

(in thousands of $)	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease income	76,853	145,549
Variable lease income (1)	179	1,393
Total operating lease income	77,032	146,942
(1)‘Variable lease income’ is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable leases.